Prepayments and Other Current and Non-current Assets	12 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current and Non-current Assets
9.	Prepayments and Other Current and Non-current Assets

Prepayments and other current assets consist of the following:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Non-current assets
Non-current Prepayments (1)	40,158	40,165	1,387	226

Current assets
Prepayments(3)	32,920	31,345	33,642	5,482
Advances to suppliers (2)	3,808	11,593	24,726	4,029
Finance receivable (4)	—	146,447	54,811	8,931
Other receivable (5)	95,917	95,666	71,267	11,611
Less: Allowance for doubtful accounts	(60)	(4,140)	(1,602)	(261)
	132,585	280,911	182,844	29,792

(1)
In 2008, the Company prepaid RMB 40 million for an extended lease term of land from December 31, 2028 to December 31, 2038 in respect of a parcel of land with land use right expiring on December 31, 2028. For the year ended June 30, 2013, the Company recognized a provision for impairment loss of non-current prepayments of RMB 40 million ($6.5 million). A detailed explanation of the impairment loss is set out in Note 11.

(2)
This amount represents interest-free payments to suppliers associated with contracts the Group enters into for the future scheduled delivery of corn seeds. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to placing the advance. To date, the Group has not experienced any losses on advances to suppliers.

(3)
The amount mainly consists of RMB15.4 million ($2.5 million) of prepayment of debt financing costs which are being amortized over the term of the debt period, RMB6.2 million ($1 million) of prepaid levies and licenses and RMB3.8 million ($0.6 million) of property management fee.

(4)
This amount represents individual impaired loans in PGG Wrightson. As part of the term for the sale of the Company’s finance subsidiary, PGG Wrightson Finance (PWF) to Heartland Building Society, certain excluded loans were acquired by the Company’s subsidiary, PGW Rural Capital Limited. Details of finance receivables are shown as follows:

	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Finance receivables – less than one year	237,805	106,730	17,390
Finance receivables – more than one year	—	—	—
Allowance for doubtful debts	(91,358)	(51,919)	(8,459)
	146,447	54,811	8,931

Impaired loans	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
The status of the receivables at the balance sheet date
Not past due	—	—	—
Past due 0-90 days	—	—	—
Past due 91-365 days	—	—	—
Past due more than 1 year	237,805	106,730	17,390
Impairment	(91,358)	(51,919)	(8,459)
	146,447	54,811	8,931

Asset Quality – Finance receivables	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Neither past due or impaired	—	—	—
Individually impaired loans	237,805	106,730	17,390
Past due loans	—	—	—
Impairment	(91,358)	(51,919)	(8,459)
Total carrying amount	146,447	54,811	8,931

Aging of past due but not impaired	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Past due 1-90 days	—	—	—
Past due 91-180 days	—	—	—
Past due 181-365 days	—	—	—
Past due more than 1 year	—	—	—
Total past due but not impaired assets	—	—	—

90 day past due assets (including impaired assets)	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Balance at the beginning at the year	—	237,805	38,747
Additions	244,266	79,515	12,956
Reductions	—	(207,958)	(33,884)
Exchange difference	(6,461)	(2,632)	(429)
Balance at the end of the year	237,805	106,730	17,390

Impaired assets	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Balance at the beginning at the year	—	237,805	38,747
Acquired impaired assets	463,802	56,080	9,137
Additions to individually impaired assets	53,201	23,435	3,818
Amounts written off	(116,356)	(70,298)	(11,453)
Repayments	(156,381)	(137,660)	(22,430)
Exchange difference	(6,461)	(2,632)	(429)
Balance at the end of the year	237,805	106,730	17,390
Impairment	(91,358)	(51,919)	(8,459)
Net carrying amount of impaired assets	146,447	54,811	8,931

(5)	This amount mainly represents merchandise rebates from suppliers and sundry debtors.

Movements in allowance for doubtful accounts:

	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Balance at the beginning of the year	(1,723)	(60)	(60)	(4,140)	(675)
Provision for doubtful accounts	—	—	(4,080)	—	—
Write-offs	—	—	—	2,538	414
Decrease due to disposal of P3A	1,663	—	—	—	—
Balance at the end of the year	(60)	(60)	(4,140)	(1,602)	(261)